Condensed Consolidating Financial Statements (Narrative) (Details) - USD ($) $ in Millions	Aug. 18, 2015	Jun. 30, 2015	May. 26, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Ownership interest of subsidiary		100.00%		100.00%
Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 2,000
Senior Notes [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	2,000
Senior Notes [Member] | 4.0% Senior Notes due in 2025 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued			$ 700
Interest rate			4.00%
Senior Notes [Member] | 2.5% Senior Notes due in 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 400
Interest rate	2.50%
Senior Notes [Member] | 2.5% Senior Notes due in 2018 [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 400
Interest rate	2.50%
Senior Notes [Member] | 3.3% Senior Notes due in 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 700
Interest rate	3.30%
Senior Notes [Member] | 3.3% Senior Notes due in 2020 [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 700
Interest rate	3.30%
Senior Notes [Member] | 4.4% Senior Notes due in 2026 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 900
Interest rate	4.40%
Senior Notes [Member] | 4.4% Senior Notes due in 2026 [Member] | Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Debt issued	$ 900
Interest rate	4.40%